Segment and Geographic Information - Schedule of Segment Reporting Information, by Segment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Total Revenues	$ 77,513	$ 58,053	$ 138,416	$ 110,096	$ 238,833	$ 197,452
Glass and Framing Components [Member]
Total Revenues					85,034	69,122
Windows and Architectural Systems [Member]
Total Revenues					153,799	128,330
Colombia [Member]
Total Revenues					81,290	80,062
United States [Member]
Total Revenues					141,801	101,612
Panama [Member]
Total Revenues					7,329	11,351
Other [Member]
Total Revenues					$ 8,413	$ 4,427